NUVEEN MUNICIPAL BOND FUND

SUPPLEMENT DATED APRIL 23, 2012

TO THE PROSPECTUS DATED AUGUST 31, 2011

The reorganization of Nuveen Municipal Bond Fund into Nuveen All-American Municipal Bond Fund is complete. Any references to Nuveen Municipal Bond Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-MBP-0412P